Financial Instruments and Financial Risk Management - Schedule of Maturity of the Contractual Obligations (Details)	Sep. 30, 2025 USD ($)
Schedule of Maturity of the Contractual Obligations [Line Items]
Carrying Amount	$ 644,700
Contractual Cash Flows	644,700
Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Carrying Amount	644,700
Contractual Cash Flows	644,700
Less than 1 year [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows	644,700
Less than 1 year [Member] | Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows	644,700
Between 1 and 3 years [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows
Between 1 and 3 years [Member] | Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows